Financial Instruments (Schedule Of Changes In Cash Flow Hedges In Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Derivative Instruments, Gain (Loss) [Line Items]
OCI derivative gain/(loss) at beginning of year	$ (4)	$ 8
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	(5)	(12)	$ 20
Reclassification adjustment for (gains) losses included in net earnings, before tax	(1)	0	4
OCI derivative gain/(loss) at end of period	(10)	(4)	8
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	18	0
Foreign Exchange Forward Contracts [Member] | Cost Of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Reclassification adjustment for (gains) losses included in net earnings, before tax	(4)	(4)	1
Foreign Exchange Forward Contracts [Member] | Other Expenses/Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Reclassification adjustment for (gains) losses included in net earnings, before tax	(1)	1	(1)
Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	(23)	(12)
Interest Rate Contract [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Reclassification adjustment for (gains) losses included in net earnings, before tax	$ 4	$ 3	$ 4